Employee Benefits - Components of the Total Defined Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 3.0	$ 3.4
Net interest on the future employee benefit liabilities	4.0	4.4
Administration costs	0.3	0.3
Past service gain	(0.8)	0.0
Defined benefit costs	6.5	8.1
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.7	3.0
Net interest on the future employee benefit liabilities	0.9	1.1
Administration costs	0.0	0.0
Past service gain	0.0	0.0
Defined benefit costs	$ 3.6	$ 4.1